Reconciliation of Changes in Equity and Liabilities with Cash Flows from Financing Activities	12 Months Ended
Dec. 31, 2025
Reconciliation of Changes in Equity and Liabilities with Cash Flows from Financing Activities [Abstract]
Reconciliation of changes in equity and liabilities with cash flows from financing activities

31. Reconciliation of changes in equity and liabilities with cash flows from financing activities

	Liability Lease	Equity Share premium reserve
Balances as of December 31, 2024	53,136	1,406,563

Variations with effect on cash	(7,965)	1,183,371
Payment of leases	(7,965)	-
Share capital increase	-	1,183,371
Balances as of December 31, 2025	45,171	2,589,934

	Liability Lease	Share Capital and additional paid in share capital	Equity Capital Reserve

Balances as of December 31, 2023	58,652	1,751,253	-

Variations with effect on cash	(8,402)	-	105,556
Payment of leases	(8,402)	-	-
Share capital increase	-	-	105,556

Variations without effect on cash	2,886	(1,751,253)	1,301,007
Net of lease payment, interest and remeasurements	2,886	(1,751,253)	1,301,007

Balances as of December 31, 2024	53,136	-	1,406,563